Goodwill (Details 1) ₨ in Millions, $ in Millions		Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Disclosure of information for cash-generating units [line items]
Goodwill		₨ 11,810	$ 138	₨ 4,253
Cash-generating units [member]
Disclosure of information for cash-generating units [line items]
Goodwill		11,810		4,253
Cash-generating units [member] | PSAI- Active Pharmaceutical Operations [Member]
Disclosure of information for cash-generating units [line items]
Goodwill		997		997
Cash-generating units [member] | Global Generics-Complex Injectables [Member]
Disclosure of information for cash-generating units [line items]
Goodwill		1,526		1,489
Cash-generating units [member] | Global Generics-North America Operations [Member]
Disclosure of information for cash-generating units [line items]
Goodwill		631		631
Cash-generating units [member] | Global Generics-Branded Formulations [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	[1]	1,229		1,022
Cash-generating units [member] | Other Cash generating units [Member]
Disclosure of information for cash-generating units [line items]
Goodwill		114		114
Cash-generating units [member] | Global Generics Consumer Healthcare Business [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	[1]	₨ 7,313		₨ 0

[1]	Refer to Note 36 of these consolidated financial statements for details regarding goodwill arising on business combinations.